RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Risk Management & Fair Value Measurement [Text Block]
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
As a multinational company with diverse product offerings, we are exposed to market risks, such as changes in interest rates, currency exchange rates and commodity prices. We evaluate exposures on a centralized basis to take advantage of natural exposure correlation and netting. To the extent we choose to manage volatility associated with the net exposures, we enter into various financial transactions that we account for using the applicable accounting guidance for derivative instruments and hedging activities. These financial transactions are governed by our policies covering acceptable counterparty exposure, instrument types and other hedging practices.
At inception, we formally designate and document qualifying instruments as hedges of underlying exposures. We formally assess, at inception and at least quarterly thereafter, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposures. Fluctuations in the value of these instruments generally are offset by changes in the fair value or cash flows of the underlying exposures being hedged. This is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. The ineffective portion of a change in the fair value of a qualifying instrument is immediately recognized in earnings. The amount of ineffectiveness recognized was immaterial for all years presented.
Credit Risk Management
We have counterparty credit guidelines and normally enter into transactions with investment grade financial institutions, to the extent commercially viable. Counterparty exposures are monitored daily and downgrades in counterparty credit ratings are reviewed on a timely basis. We have not incurred, and do not expect to incur, material credit losses on our risk management or other financial instruments.
Substantially all of the Company's financial instruments used in hedging transactions are governed by industry standard netting and collateral agreements with counterparties. If the Company's credit rating were to fall below the levels stipulated in the agreements, the counterparties could demand either collateralization or termination of the arrangements. The aggregate fair value of the instruments covered by these contractual features that are in a net liability position as of June 30, 2015, was not material. The Company has not been required to post collateral as a result of these contractual features.
Interest Rate Risk Management
Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.
Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in fair value of the hedging instrument is reported in OCI and reclassified into interest expense over the life of the underlying debt obligation. The ineffective portion for both cash flow and fair value hedges, which was not material for any year presented, was immediately recognized in interest expense.
Foreign Currency Risk Management
We manufacture and sell our products and finance operations in a number of countries throughout the world. As a result, we are exposed to movements in foreign currency exchange rates.
To manage the exchange rate risk primarily associated with the financing of our operations, we have historically used a combination of forward contracts, options and currency swaps. As of June 30, 2015, we had currency swaps with original maturities up to five years, which are intended to offset the effect of exchange rate fluctuations on intercompany loans denominated in foreign currencies. These swaps are accounted for as cash flow hedges. The effective portion of the changes in fair value of these instruments is reported in OCI and reclassified into SG&A and interest expense in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which was not material for any year presented, was immediately recognized in SG&A.
The change in fair values of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions and certain balance sheet items subject to revaluation are immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposures.
Net Investment Hedging
We hedge certain net investment positions in foreign subsidiaries. To accomplish this, we either borrow directly in foreign currencies and designate all or a portion of the foreign currency debt as a hedge of the applicable net investment position or we enter into foreign currency swaps that are designated as hedges of net investments. Changes in the fair value of these instruments are recognized in OCI to offset the change in the value of the net investment being hedged. The ineffective portion of these hedges, which was not material in any year presented, was immediately recognized in interest expense.
Commodity Risk Management
Certain raw materials used in our products or production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility related to anticipated purchases of certain of these materials, we have historically, on a limited basis, used futures and options with maturities generally less than one year and swap contracts with maturities up to five years. As of and during the years ended June 30, 2015 and 2014, we did not have any commodity hedging activity.
Insurance
We self-insure for most insurable risks. However, we purchase insurance for Directors and Officers Liability and certain other coverage where it is required by law or by contract.
Fair Value Hierarchy
Accounting guidance on fair value measurements for certain financial assets and liabilities requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities.

•	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

•	Level 3: Unobservable inputs reflecting the reporting entity's own assumptions or external inputs from inactive markets.
When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets or liabilities during the year. Our fair value estimates take into consideration the credit risk of both the Company and our counterparties.
When active market quotes are not available for financial assets and liabilities, we use industry standard valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including credit risk, interest rate curves, foreign currency rates and forward and spot prices for currencies. In circumstances where market-based observable inputs are not available, management judgment is used to develop assumptions to estimate fair value. Generally, the fair value of our Level 3 instruments is estimated as the net present value of expected future cash flows based on external inputs.
The following table sets forth the Company's financial assets and liabilities as of June 30, 2015 and 2014 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
Years ended June 30	2015	2014	2015	2014	2015	2014	2015	2014
ASSETS RECORDED AT FAIR VALUE
Investments:
U.S. government securities	$—	$—	$3,495	$1,631	$—	$—	$3,495	$1,631
Corporate bond securities	—	—	1,272	497	—	—	1,272	497
Other investments	6	6	—	—	24	24	30	30
Derivatives relating to:
Foreign currency hedges	—	—	312	187	—	—	312	187
Other foreign currency instruments (1)	—	—	13	24	—	—	13	24
Interest rates	—	—	172	197	—	—	172	197
Net investment hedges	—	—	96	49	—	—	96	49
TOTAL ASSETS RECORDED AT FAIR VALUE (2)	$6	$6	$5,360	$2,585	$24	$24	$5,390	$2,615
LIABILITIES RECORDED AT FAIR VALUE
Derivatives relating to:
Other foreign currency instruments (1)	$—	$—	$68	$66	$—	$—	$68	$66
Interest rates	—	—	13	29	—	—	13	29
Net investment hedges	—	—	1	1	—	—	1	1
TOTAL LIABILITIES RECORDED AT FAIR VALUE (3)	$—	$—	$82	$96	$—	$—	$82	$96
FAIR VALUE OF LONG-TERM DEBT (4)	$20,947	$24,747	$2,180	$1,678	$—	$—	$23,127	$26,425

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)
All derivative assets are presented in Prepaid expenses and other current assets and Other noncurrent assets. Investment securities are presented in Available-for-sale investment securities and Other noncurrent assets. The amortized cost of the U.S. government securities with maturities less than one year was $700 and $0 as of June 30, 2015 and 2014, respectively. The amortized cost of the U.S. government securities with maturities between one and five years was $2,789 and $1,649 as of June 30, 2015 and 2014, respectively. The amortized cost of Corporate bond securities with maturities of less than a year was $221 and $39 as of June 30, 2015 and 2014, respectively. The amortized cost of Corporate bond securities with maturities between one and five years was $1,052 and $458 as of June 30, 2015 and 2014, respectively. Fair values are generally estimated based upon quoted market prices for similar instruments.

(3)	All derivative liabilities are presented in Accrued and other liabilities or Other noncurrent liabilities.

(4)
Long-term debt includes the current portion ($2,776 and $4,400 as of June 30, 2015 and 2014, respectively) of debt instruments. Certain long-term debt is recorded at fair value. Certain long-term debt is not recorded at fair value on a recurring basis, but is measured at fair value for disclosure purposes. Fair values are generally estimated based on quoted market prices for identical or similar instruments.

The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each quarter. There were no transfers between levels during the periods presented. In addition, there was no significant activity within the Level 3 assets and liabilities during the periods presented. Except for the impairment charges related to our Batteries business (see Note 2), there were no significant assets or liabilities that were re-measured at fair value on a non-recurring basis during the years ended June 30, 2015 and 2014.
Disclosures about Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2015 and 2014 are as follows:

Years ended June 30	Notional Amount		Fair Value Asset/(Liability)
	2015	2014	2015	2014
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Foreign currency contracts	$951	$951	$312	$187
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$7,208	$9,738	$159	$168
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$537	$831	$95	$48
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$6,610	$12,111	$(55)	$(42)
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period. The change in the notional balance of foreign currency contracts not designated as hedging instruments during the period reflects changes in the level of intercompany financing activity.

	Amount of Gain/(Loss) Recognized in AOCI on Derivatives (Effective Portion)
Years ended June 30	2015	2014
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$(1)	$3
Foreign currency contracts	5	14
TOTAL	$4	$17
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$60	$30
During the next 12 months, the amount of the June 30, 2015, AOCI balance that will be reclassified to earnings is expected to be immaterial. The amounts of gains and losses included in earnings from qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2015 and 2014 were as follows:

	Amount of Gain/(Loss) Reclassified from AOCI into Earnings
Years ended June 30	2015	2014
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$6	$6
Foreign currency contracts	152	38
TOTAL	$158	$44

	Amount of Gain/(Loss) Recognized in Earnings
Years ended June 30	2015	2014
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$(9)	$36
Debt	9	(37)
TOTAL	$—	$(1)
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$(1)	$—
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts (1)	$(987)	$123

(1)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.